Derivative Instruments - Customer-Related Derivative Positions of Company (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Fair Value, Assets	$ 1,349	$ 1,546
Fair Value, Liabilities	1,598	2,178
Customer-Related Positions [Member]
Derivative [Line Items]
Notional Value, Assets	33,286	33,440
Fair Value, Assets	1,215	1,443
Notional Value, Liabilities	33,480	33,013
Fair Value, Liabilities	1,137	1,365
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	11,717	16,671
Fair Value, Assets	600	1,085
Derivative Asset Average Remaining Maturity Period	5 years 1 month 10 days	4 years 9 months 11 days
Notional Value, Liabilities	7,291	1,090
Fair Value, Liabilities	106	15
Derivative Liability Average Remaining Maturity Period	5 years 6 months 26 days	9 years 3 months 18 days
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	6,746	928
Fair Value, Assets	114	14
Derivative Asset Average Remaining Maturity Period	6 years 11 days	11 years 1 month 13 days
Notional Value, Liabilities	12,361	16,923
Fair Value, Liabilities	560	1,042
Derivative Liability Average Remaining Maturity Period	4 years 10 months 24 days	4 years 8 months 27 days
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	3,489	3,046
Fair Value, Assets	33	16
Derivative Asset Average Remaining Maturity Period	4 years 6 months 11 days	5 years 2 months 27 days
Notional Value, Liabilities		28
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period		4 years 5 months 1 day
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets		286
Fair Value, Assets
Derivative Asset Average Remaining Maturity Period		9 months
Notional Value, Liabilities	3,489	2,788
Fair Value, Liabilities	33	16
Derivative Liability Average Remaining Maturity Period	4 years 6 months 11 days	5 years 8 months 5 days
Customer-Related Positions [Member] | Foreign Exchange Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	364	323
Fair Value, Assets	11	6
Derivative Asset Average Remaining Maturity Period	6 months 11 days	6 months 18 days
Notional Value, Liabilities
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period
Customer-Related Positions [Member] | Foreign Exchange Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets
Fair Value, Assets
Derivative Asset Average Remaining Maturity Period
Notional Value, Liabilities	364	323
Fair Value, Liabilities	11	6
Derivative Liability Average Remaining Maturity Period	6 months 11 days	6 months 18 days
Customer-Related Positions [Member] | Foreign Exchange Rate Contracts [Member] | Forwards, Spots and Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	10,970	12,186
Fair Value, Assets	457	322
Derivative Asset Average Remaining Maturity Period	7 months 2 days	5 months 5 days
Notional Value, Liabilities	9,975	11,861
Fair Value, Liabilities	$ 427	$ 286
Derivative Liability Average Remaining Maturity Period	7 months 13 days	5 months 9 days